Long-Term Debt - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014	Mar. 15, 1997
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Collateral carrying value	$ 96,000,000	$ 95,000,000
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Loans received				$ 50,000,000	$ 50,000,000
Weighted average interest rate	1.70%	0.10%
Short-term debt	$ 62,000,000	$ 67,000,000
Surplus notes due 2027 | Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Stated interest rate						8.20%
Debt face amount						$ 250,000,000
Interest expense	20,000,000	20,000,000	$ 21,000,000
Surplus Notes Due 2031 | Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest expense	$ 6,000,000	$ 8,000,000	$ 10,000,000